UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23016

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(Exact name of registrant as specified in charter)

717 Fifth Avenue, 18th Floor,

New York, NY 10022

(Address of principal executive offices) (Zip code)

212-506-3899

(Registrant’s telephone number, including area code)

The Corporation Trust Company

Corporation Trust Center, 1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Date of fiscal year end: September 30

Date of reporting period: July 1, 2019 - June 30, 2020

Item 1 – Proxy Voting Record.

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CIF

Meeting Date	Company Name	CUSIP	Ticker	Who proposed the change	Proposal(s )	Vote cast	Shares Voted	With or Against Management
9/8/2019	Solar Senior Capital Ltd.	83416M	SUNS	Issuer	1. Election of Directors: Steven Hochberg Bruce Spohler 2. To Approve a proposal to authorize Solar Senior Capital Ltd. to sell shares of its common stock at a price or prices below Solar Senior Capital Ltd.'s then current net asset value per share in one or more offerings, in each case subject to the approval of its board of directors and compliance with the conditions set forth in the proxy statement (including, without limitation, that the number of shares issued does not exceed 25% of Solar Senior Capital Ltd.'s then outstanding common stock immediately prior to such offering).	1. For 2. Against	143,634	1. With 2. Against
8/6/2019	Apollo Investment Corporation	03761U	AINV	Issuer	1. Election of Directors: Elliot Stein Jr. Bradley J. Wechsler James C. Zelter 2. To ratify the selection of PricewaterhouseCoopers LLP as Apollo Investment Corporation's independent registered public accounting firm for the fiscal year ending March 31, 2020.	1. For 2. For	106,332	1.With 2. With
8/1/2019	Whitehorse Finance, Inc.	96524V	WHF	Issuer	1a. Election of Director: Kevin F. Burke 1b. Election of Director: G. Stacy Smith 2. To ratify the selection of Crowe LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2019.	Not Voted	2,650,001	N/A
5/1/2020	Triplepoint Venture Growth BDC Corp.	89677Y	TPVG	Issuer	1a. Election of Class III Director to serve until the 2023 Annual Meeting: James P. Labe 1b. Election of Class III Director to serve until the 2023 Annual Meeting: Cynthia M Fornelli 2. To ratify the selection of Deloitte & Touche LLP to serve as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2020.	1a. For 1b. For 2. For	415,109	1a. With 1b. With 2. With
6/8/2020	Owl Rock Capital Corporation	69121K	ORCC	Issuer

1a.To elect two members of the Board to serve until the 2023 annual meeting of shareholders and until their successors are duly elected and qualified: Brian Finn

1b. To elect two members of the Board to serve until the 2023 annual meeting of shareholders and until their successors are duly elected and qualified: Eric Kaye

2. To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2020.

3. To approve a proposal to allow the Company to increase its leverage by approving the application to the Company of a minimum asset coverage ratio of 150%, pursuant to Section 61(a)(2) of the Investment Company Act of 1940, as amended, to become effective the date after the Annual Meeting, which would permit the Company to double the maximum amount of leverage that it is currently permitted to incur.

4. To consider and transact such other business as may properly come before the Annual Meeting, and any adjournments or postponements thereof.

						Not Voted	175,000	N/A
6/19/2020	Sutter Rock Capital Corp.	86944Q100	SSSS	Issuer	1. Election of Directors: Mark D. Klein Lisa Westley 2. To approve the Sutter Rock Capital Corp. Amended and Restated 2019 Equity Incentive Plan. 3. To provide an advisory non-binding vote to approve executive compensation. 4. The ratification of the selection of Marcum LLP as the independent registered public accounting firm for Sutter Rock Capital Corp. for the fiscal year ending December 31, 2020.	1. For 2. For 3. For 4. For	64,010	1. Withhold All 2. Against 3. Against 4. Against
6/22/2020	FS KKR Capital Corp.	302635107	FSK	Issuer	1. Election of Directors: Elizabeth J. Sandler Michael J. Hagen Jeffrey K. Harrow James H. Kropp 2. To approve the proposal to allow the Company in future offerings to sell its shares below net asset value per share in order to provide flexibility for future sales.	1. For 2. For	1,228,065	1. With All 2. With
6/22/2020	Ares Capital Corporation	04010L103	ARCE	Issuer	1A. Election of Director: Michael J Arougheti 1B. Election of Director: Ann Torre Bates 1C. Election of Director: Steven B McKeever 2. To ratify the selection of KPMG LLP as the Company's independent registered public accounting firm for the year ending December 31, 2020.	1A. For 1B. For 1C. For 2. For	361,124	1A. With 1B. With 1C. With 2. With

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

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By:	/s/ Lawrence S. Block
Lawrence S. Block
Chief Compliance Officer

Date:	July 15, 2020